Non-controlling interest - Summarized statements of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Assets	$ 106,123	$ 136,049
Liabilities	(88,802)	(65,164)
Non-current
Assets	290,701
Subsidiary Corona
Current
Assets	97,988	118,045
Liabilities	(38,845)	(26,890)
Total current net assets	59,143	91,155
Non-current
Assets	178,610	170,277
Liabilities	(42,558)	(45,145)
Total non-current net assets	136,052	125,132
Net assets	$ 195,195	$ 216,287